Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Feb. 09, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	SHOPIFY INC.
Entity Central Index Key	0001594805
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Class A Subordinate Voting
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding		57,338,837
Class B Multiple Voting
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding		23,002,175